                                                                     SUPP-O20419

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                 SERIES O (OFFERED ON AND AFTER JULY 20, 2015)


                        SUPPLEMENT DATED APRIL 29, 2019
                                     TO THE
                 PROSPECTUS DATED MAY 1, 2017 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated May 1, 2017 for the Series O (offered on and after July 20, 2015) variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. The financial statements for each of the subaccounts of the Separate Account are attached. Upon request, financial statements for Brighthouse Life Insurance Company will be sent to you without charge.


1. The following information should be read in connection with the information presented on the first page of your prospectus:


   IN ACCORDANCE WITH THE REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


   IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT HTTPS://WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


   YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.

2. PURCHASE


In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB," replace the list of Investment Portfolios under Platform 1 and Platform 2 and the first sentence below it with the following:


Platform 1
----------


You must allocate:


- a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Aggregate Bond Index Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, and Western Asset Management Government Income Portfolio,


AND


Platform 2
----------


You may allocate:


- a maximum of 20% of Purchase Payments or Account Value among the American Funds(R) Balanced Allocation Portfolio, American Funds(R) Moderate Allocation Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.


The investment choices listed in Platform 1 above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider.


3. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the list of Investment Portfolios that is referred to as "managed volatility strategy" portfolios with the following list:


           (a)   AB Global Dynamic Allocation
           (b)   AQR Global Risk Balanced Portfolio
           (c)   BlackRock Global Tactical Strategies Portfolio
           (d)   Brighthouse Balanced Plus Portfolio
           (e)   Invesco Balance-Risk Allocation Portfolio
           (f)   JPMorgan Global Active Allocation Portfolio
           (g)   MetLife Multi-Index Targeted Risk Portfolio

           (h)   PanAgora Global Diversified Risk Portfolio
           (i)   Schroders Global Multi-Asset Portfolio


Replace the list of Investment Portfolios under "INVESTMENT OPTIONS" in the prospectus with the list of Investment Portfolios attached to this prospectus supplement.


4. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "BLIC" subsection with the following:


BLIC


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 Community House Road, Charlotte, NC 28277.


In the "OTHER INFORMATION" section, replace the "Cybersecurity" subsection with the following:


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.


5. INVESTMENT PORTFOLIO FEES AND EXPENSES TABLE


Replace the Investment Portfolio Fees and Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


6. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


7. TRANSFERS -- RESTRICTIONS ON FREQUENT TRANSFERS


We monitor transfer activity in the following "Monitored Portfolios" for purposes of imposing our restrictions on frequent transfers. In addition, we monitor transfer activity in all American Funds Insurance Series(R) portfolios available under your Contract.

               American Funds Global Growth Fund


               American Funds Global Small Capitalization Fund


               Baillie Gifford International Stock Portfolio


               BlackRock Global Allocation V.I. Fund


               BlackRock High Yield Portfolio


               Brighthouse Small Cap Value Portfolio


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               Brighthouse/Artisan International Portfolio


               Brighthouse/Dimensional International Small Company Portfolio


               Brighthouse/Eaton Vance Floating Rate Portfolio


               Clarion Global Real Estate Portfolio


               Global Infrastructure Portfolio


               Harris Oakmark International Portfolio

               Invesco Small Cap Growth Portfolio


               JPMorgan Small Cap Value Portfolio


               Loomis Sayles Global Allocation Portfolio


               Loomis Sayles Small Cap Growth Portfolio


               MetLife MSCI EAFE(R) Index Portfolio


               MetLife Russell 2000(R) Index Portfolio


               MFS(R) Research International Portfolio


               Neuberger Berman Genesis Portfolio


               Oppenheimer Global Equity Portfolio


               T. Rowe Price Small Cap Growth Portfolio


               Western Asset Management Strategic Bond Opportunities Portfolio



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.58%     1.59%
management fees, distribution and/or service (12b-1) fees, and other expenses)

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund            0.52%         0.25%        0.03%

 American Funds Global Small                  0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                   0.32%         0.25%        0.02%

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund        0.63%         0.25%        0.26%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio       0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation        0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation          0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation        0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio           0.61%         0.25%        0.04%

 BlackRock Global Tactical Strategies         0.66%         0.25%        0.01%
  Portfolio

 BlackRock High Yield Portfolio               0.60%         0.25%        0.09%

 Brighthouse Asset Allocation 100             0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio          0.24%         0.25%         --

 Brighthouse Small Cap Value Portfolio        0.75%         0.25%        0.03%

 Brighthouse/Aberdeen Emerging Markets        0.89%         0.25%        0.10%
  Equity Portfolio

 Brighthouse/Artisan International            0.75%         0.25%        0.05%
  Portfolio

 Brighthouse/Eaton Vance Floating Rate        0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total      0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Wellington Large Cap             0.56%         0.25%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio         0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio      0.56%         0.25%        0.02%

 Harris Oakmark International Portfolio       0.77%         0.25%        0.04%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR       ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------ ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund             --        0.80%           --          0.80%

 American Funds Global Small                   --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                    --        0.59%           --          0.59%

BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund       0.01%       1.15%         0.14%         1.01%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio      0.01%       0.90%         0.02%         0.88%

 American Funds(R) Balanced Allocation       0.41%       1.02%           --          1.02%
  Portfolio

 American Funds(R) Growth Allocation         0.42%       1.04%           --          1.04%
  Portfolio

 American Funds(R) Moderate Allocation       0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio          0.05%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies        0.09%       1.01%         0.05%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                --        0.94%           --          0.94%

 Brighthouse Asset Allocation 100            0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio         0.44%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio       0.08%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets         --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Artisan International             --        1.05%           --          1.05%
  Portfolio

 Brighthouse/Eaton Vance Floating Rate         --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total     0.01%       0.81%         0.07%         0.74%
  Return Portfolio

 Brighthouse/Wellington Large Cap              --        0.83%         0.04%         0.79%
  Research Portfolio

 Clarion Global Real Estate Portfolio          --        0.91%         0.01%         0.90%

 ClearBridge Aggressive Growth Portfolio       --        0.83%         0.02%         0.81%

 Harris Oakmark International Portfolio        --        1.06%         0.02%         1.04%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Invesco Balanced-Risk Allocation               0.63%         0.25%        0.04%
  Portfolio

 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                   0.55%         0.25%        0.03%

 JPMorgan Global Active Allocation              0.72%         0.25%        0.06%
  Portfolio

 JPMorgan Small Cap Value Portfolio             0.78%         0.25%        0.06%

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk              0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 Morgan Stanley Discovery Portfolio             0.64%         0.25%        0.04%

 Oppenheimer Global Equity Portfolio            0.66%         0.25%        0.05%

 PanAgora Global Diversified Risk               0.65%         0.25%        0.18%
  Portfolio

 PIMCO Inflation Protected Bond                 0.47%         0.25%        0.77%
  Portfolio

 PIMCO Total Return Portfolio                   0.48%         0.25%        0.26%

 Schroders Global Multi-Asset Portfolio         0.63%         0.25%        0.05%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 TCW Core Fixed Income Portfolio                0.55%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

 Western Asset Management Government            0.43%         0.25%        0.04%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.05%
  Portfolio

 BlackRock Bond Income Portfolio                0.33%         0.25%        0.10%

 BlackRock Capital Appreciation Portfolio       0.69%          --          0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.10%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Dimensional International          0.81%         0.25%        0.12%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.15%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.07%
  Portfolio

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.05%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.08%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Invesco Balanced-Risk Allocation              0.02%       0.94%         0.02%         0.92%
  Portfolio

 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 JPMorgan Core Bond Portfolio                    --        0.83%         0.14%         0.69%

 JPMorgan Global Active Allocation               --        1.03%         0.06%         0.97%
  Portfolio

 JPMorgan Small Cap Value Portfolio              --        1.09%         0.10%         0.99%

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk             0.22%       0.65%           --          0.65%
  Portfolio

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 Morgan Stanley Discovery Portfolio              --        0.93%         0.02%         0.91%

 Oppenheimer Global Equity Portfolio             --        0.96%         0.12%         0.84%

 PanAgora Global Diversified Risk              0.04%       1.12%           --          1.12%
  Portfolio

 PIMCO Inflation Protected Bond                  --        1.49%         0.01%         1.48%
  Portfolio

 PIMCO Total Return Portfolio                    --        0.99%         0.03%         0.96%

 Schroders Global Multi-Asset Portfolio        0.02%       0.95%         0.01%         0.94%

 SSGA Growth and Income ETF Portfolio          0.19%       0.76%           --          0.76%

 SSGA Growth ETF Portfolio                     0.19%       0.78%           --          0.78%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.05%         0.79%

 TCW Core Fixed Income Portfolio                 --        0.83%         0.14%         0.69%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

 Western Asset Management Government             --        0.72%         0.03%         0.69%
  Income Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.09%         0.12%         0.97%
  Portfolio

 BlackRock Bond Income Portfolio                 --        0.68%           --          0.68%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.61%       0.99%         0.03%         0.96%

 Brighthouse Asset Allocation 40 Portfolio     0.62%       0.93%           --          0.93%

 Brighthouse Asset Allocation 60 Portfolio     0.63%       0.93%           --          0.93%

 Brighthouse Asset Allocation 80 Portfolio     0.65%       0.96%           --          0.96%

 Brighthouse/Dimensional International           --        1.18%         0.01%         1.17%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.87%         0.11%         0.76%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.22%         0.09%         1.13%
  Portfolio

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio           --        0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.69%           --          0.69%


                                                         DISTRIBUTION
                                                            AND/OR
                                            MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                            FEE      (12B-1) FEES   EXPENSES
------------------------------------------ ------------ -------------- ----------
 MetLife Russell 2000(R) Index Portfolio      0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                0.25%         0.30%        0.03%

 MFS(R) Total Return Portfolio                0.56%         0.25%        0.06%

 MFS(R) Value Portfolio                       0.61%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio           0.82%         0.25%        0.03%

 T. Rowe Price Large Cap Growth               0.60%         0.25%        0.02%
  Portfolio

 T. Rowe Price Small Cap Growth               0.47%         0.30%        0.03%
  Portfolio

 Western Asset Management Strategic           0.57%         0.25%        0.03%
  Bond Opportunities Portfolio

 Western Asset Management                     0.47%         0.25%        0.03%
  U.S. Government Portfolio

MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC.
 Global Infrastructure Portfolio              0.85%         0.25%        0.49%




                                             ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                            FUND FEES     ANNUAL        AND/OR        ANNUAL
                                               AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                         EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------ ----------- ----------- --------------- -----------
 MetLife Russell 2000(R) Index Portfolio       --        0.61%           --          0.61%

 MetLife Stock Index Portfolio                 --        0.58%         0.01%         0.57%

 MFS(R) Total Return Portfolio                 --        0.87%           --          0.87%

 MFS(R) Value Portfolio                        --        0.88%         0.06%         0.82%

 Neuberger Berman Genesis Portfolio            --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                --        0.87%         0.05%         0.82%
  Portfolio

 T. Rowe Price Small Cap Growth                --        0.80%           --          0.80%
  Portfolio

 Western Asset Management Strategic            --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                      --        0.75%         0.03%         0.72%
  U.S. Government Portfolio

MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC.
 Global Infrastructure Portfolio               --        1.59%         0.47%         1.12%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)*

     American Funds(R) Balanced Allocation Portfolio (Class C)+

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)+

     AQR Global Risk Balanced Portfolio (Class B)*

     BlackRock Global Tactical Strategies Portfolio (Class B)*

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)*

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Artisan International Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Brighthouse/Wellington Large Cap Research Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)*

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)*

     JPMorgan Small Cap Value Portfolio (Class B)

     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis Sayles Global Markets Portfolio)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)*

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Discovery Portfolio (Class B) (formerly Morgan Stanley Mid Cap Growth Portfolio)

     Oppenheimer Global Equity Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)*

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)*

     SSGA Growth and Income ETF Portfolio (Class B)+

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     TCW Core Fixed Income Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B)

     Wells Capital Management Mid Cap Value Portfolio (Class B)

  Western Asset Management Government Income Portfolio (Class B)* (formerly
    Fidelity Institutional Asset Management(R) Government Income Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)+

     Brighthouse Asset Allocation 40 Portfolio (Class B)+

     Brighthouse Asset Allocation 60 Portfolio (Class B)+

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)*

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class G)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class G)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)



MORGAN STANLEY VARIABLE INSURANCE FUND, INC. (CLASS II)

Morgan Stanley Variable Insurance Fund, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Global Infrastructure Portfolio



    * If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider,



    + If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        Seeks high total investment return.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)+                         current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)+                         income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)*
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)*                                   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Artisan International            Seeks maximum long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              CompanySM
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          CompanySM
 American Funds Growth Fund                   Capital Research and Management
                                              CompanySM
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        BlackRock Advisors, LLC
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)+
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)+
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Artisan International            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Artisan Partners Limited
                                              Partnership
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- -----------------------------------------------
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio (Class B)
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)*
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)*                         income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 (Class B)
 Loomis Sayles Global Allocation Portfolio    Seeks high total investment return through a
 (Class B) (formerly Loomis Sayles Global     combination of capital appreciation and
 Markets Portfolio)                           income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)*                         and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 Morgan Stanley Discovery Portfolio           Seeks capital appreciation.
 (Class B) (formerly Morgan Stanley Mid
 Cap Growth Portfolio)
 Oppenheimer Global Equity Portfolio          Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)*
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)*                                   income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)+
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 TCW Core Fixed Income Portfolio              Seeks to maximize total return consistent
 (Class B)                                    with the preservation of capital.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio (Class B)                 Subadviser: Wellington Management
                                              Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Allocation Portfolio    Brighthouse Investment Advisers, LLC
 (Class B) (formerly Loomis Sayles Global     Subadviser: Loomis, Sayles & Company, L.P.
 Markets Portfolio)
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 Morgan Stanley Discovery Portfolio           Brighthouse Investment Advisers, LLC
 (Class B) (formerly Morgan Stanley Mid       Subadviser: Morgan Stanley Investment
 Cap Growth Portfolio)                        Management Inc.
 Oppenheimer Global Equity Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)*                         Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)*                                   Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)+                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 TCW Core Fixed Income Portfolio              Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: TCW Investment Management
                                              Company LLC

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B)                          securities of mid-sized companies.
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B)
 Western Asset Management Government          Seeks a high level of current income,
 Income Portfolio (Class B)* (formerly        consistent with preservation of principal.
 Fidelity Institutional Asset Management(R)
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio              Seeks a competitive total return primarily
 (Class B)                                    from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio     Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio    Seeks a high level of current income, with
 (Class B)+                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio    Seeks high total return in the form of income
 (Class B)+                                   and growth of capital, with a greater
                                              emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio    Seeks a balance between a high level of
 (Class B)+                                   current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio    Seeks growth of capital.
 (Class B)
 Brighthouse/Dimensional International        Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity           Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)            over time and, secondarily, long-term capital
                                              appreciation and current income.
 Jennison Growth Portfolio (Class B)          Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth               Seeks long-term capital growth.
 Portfolio (Class B)
 MetLife Aggregate Bond Index Portfolio       Seeks to track the performance of the
 (Class G)*                                   Bloomberg Barclays U.S. Aggregate Bond
                                              Index.
 MetLife Mid Cap Stock Index Portfolio        Seeks to track the performance of the
 (Class G)                                    Standard & Poor's MidCap 400(R) Composite
                                              Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio         Seeks to track the performance of the MSCI
 (Class G)                                    EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio      Seeks to track the performance of the Russell
 (Class G)                                    2000(R) Index.
 MetLife Stock Index Portfolio (Class G)      Seeks to track the performance of the
                                              Standard & Poor's 500(R) Composite Stock
                                              Price Index.
 MFS(R) Total Return Portfolio (Class B)      Seeks a favorable total return through
                                              investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)             Seeks capital appreciation.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Victory Capital Management
                                              Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B)                    Subadviser: Wells Capital Management
                                              (formerly Goldman Sachs Asset
                                              Management, L.P.)
 Western Asset Management Government          Brighthouse Investment Advisers, LLC
 Income Portfolio (Class B)* (formerly        Subadviser: Western Asset Management
 Fidelity Institutional Asset Management(R)   Company
 Government Income Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio              Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio     Brighthouse Investment Advisers, LLC
 (Class A)                                    Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)+
 Brighthouse Asset Allocation 40 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)+
 Brighthouse Asset Allocation 60 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)+
 Brighthouse Asset Allocation 80 Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Dimensional International        Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)            Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity           Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)            Subadviser: Wellington Management
                                              Company LLP
 Jennison Growth Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Aggregate Bond Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)*                                   Subadviser: MetLife Investment Advisors,
                                              LLC
 MetLife Mid Cap Stock Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                    Subadviser: MetLife Investment Advisors,
                                              LLC
 MetLife MSCI EAFE(R) Index Portfolio         Brighthouse Investment Advisers, LLC
 (Class G)                                    Subadviser: MetLife Investment Advisors,
                                              LLC
 MetLife Russell 2000(R) Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                    Subadviser: MetLife Investment Advisors,
                                              LLC
 MetLife Stock Index Portfolio (Class G)      Brighthouse Investment Advisers, LLC
                                              Subadviser: MetLife Investment Advisors,
                                              LLC
 MFS(R) Total Return Portfolio (Class B)      Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 MFS(R) Value Portfolio (Class B)             Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
 (Class B)                                  of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 (Class G)
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)          with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)        with preservation of capital and maintenance
                                            of liquidity.
 MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. (CLASS II)

 Global Infrastructure Portfolio            Seeks both capital appreciation and current
                                            income.



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -------------------------------------------
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class G)                                  Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)        Subadviser: Western Asset Management
                                            Company
 MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. (CLASS II)

 Global Infrastructure Portfolio            Morgan Stanley Investment Management
                                            Inc.

 * If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See
 "Purchase -- Investment Allocation Restrictions for Certain
 Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.



 + If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase -- Investment Allocation Restrictions for Certain
 Riders -- Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.